UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22445

Pinnacle Capital Management Funds Trust

(Exact name of registrant as specified in charter)

100 Limestone Plaza

Fayetteville, NY 13066

(Address of principal executive offices)

 (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

Registrant's telephone number, including area code: (315) 234-9716

Date of fiscal year end: October 31

Date of reporting period: June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Pinnacle Capital Management Balanced Fund

APACHE CORPORATION

Ticker Symbol:APA	Cusip Number:037411-105
Record Date: 5/23/2012	Meeting Date: 5/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: SCOTT D. JOSEY	For	Issuer	For	With
2	ELECTION OF DIRECTOR: GEORGE D. LAWRENCE	For	Issuer	For	With
3	ELECTION OF DIRECTOR: RODMAN D. PATTON	For	Issuer	For	With
4	ELECTION OF DIRECTOR: CHARLES J. PITMAN	For	Issuer	For	With
5	RATIFICATION OF ERNST & YOUNG LLP AS APACHE'S INDEPENDENT AUDITORS	For	Issuer	For	With
6	ADVISORY VOTE TO APPROVE THE COMPENSATION OF APACHE'S NAMED EXECUTIVE OFFICERS	For	Issuer	For	With
7	SHAREHOLDER PROPOSAL TO REPEAL APACHE'S CLASSIFIED BOARD OF DIRECTORS	Against	Issuer	Against	With

BRASIL FOODS S.A.

Ticker Symbol:BRF	Cusip Number:10552T-107
Record Date: 4/23/2012	Meeting Date: 4/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO EXAMINE AND VOTE THE MANAGEMENT REPORT, FINANCIAL STATEMENTS AND OTHER DOCUMENTS RELATIVE TO THE FISCAL YEAR ENDING DECEMBER 31, 2011, AND TO DELIBERATE ON ALLOCATION OF RESULT.	For	Issuer	For	With
2	RATIFY THE DISTRIBUTION OF SHAREHOLDERS REMUNERATION AS DECIDED BY BOARD, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
3	TO ELECT THE FISCAL COUNCIL / AUDIT COMMITTEE, AS DESCRIBED IN THE PROPOSAL OF THE BOARD OF DIRECTORS, FILED WITH THE SEC ON FORM 6-K ON MARCH 27, 2012.	For	Issuer	For	With
4	RATIFY THE ELECTION OF AN ALTERNATE MEMBER OF THE BOARD OF DIRECTORS, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT	For	Issuer	For	With
E1	TO ESTABLISH THE ANNUAL AND AGGREGATE COMPENSATION FOR MEMBERS OF MANAGEMENT AND THE FISCAL COUNCIL.	For	Issuer	For	With
E2	PROPOSED REFORM OF THE BYLAWS, AS DESCRIBED IN THE PROPOSAL OF THE BOARD, FILED WITH THE SEC ON FORM 6-K ON MARCH 27, 2012, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
E3	EXTEND THE COMPENSATION PLAN BASED ON ACTIONS AND REGULATION OF THE OPTIONS TO ANOTHER LEVELS OF EXECUTIVES OF BRF-BRASIL FOODS SA; WITHOUT ADDITIONAL DILUTION, AS DESCRIBED IN THE PROPOSAL OF THE BOARD OF DIRECTORS, FILED WITH THE SEC ON FORM 6-K ON MARCH 27, 2012.	For	Issuer	For	With

CACI INTERNATIONAL INC

Ticker Symbol:CACI	Cusip Number:127190-304
Record Date: 11/14/2011	Meeting Date: 11/17/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	TO APPROVE AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	TO CONSIDER HOW FREQUENTLY TO HOLD AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	TO APPROVE THE PROPOSED AMENDMENTS TO THE 2006 STOCK INCENTIVE PLAN AND TO APPROVE THE 2006 STOCK INCENTIVE PLAN AS SO AMENDED AND RESTATED.	For	Issuer	For	With
5	TO APPROVE A PROPOSAL TO ADJOURN THE MEETING IF NECESSARY TO PERMIT FURTHER SOLICITATION OF PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE MEETING TO APPROVE ITEM 4.	For	Issuer	For	With
6	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR FISCAL YEAR 2012.	For	Issuer	For	With

CATERPILLAR INC.

Ticker Symbol:CAT	Cusip Number:149123-101
Record Date: 6/6/2012	Meeting Date: 6/13/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012	For	Issuer	For	With
3	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	AMEND RESTATED CERTIFICATE OF INCORPORATION AND BYLAWS TO PROVIDE STOCKHOLDERS THE RIGHT TO CALL SPECIAL MEETINGS.	For	Issuer	For	With
5	AMEND BYLAW ADVANCE NOTICE PROVISIONS.	For	Issuer	For	With
6	STOCKHOLDER PROPOSAL - REPORT ON POLITICAL CONTRIBUTIONS AND EXPENSES.	Against	Issuer	Against	With
7	STOCKHOLDER PROPOSAL - DIRECTOR ELECTION MAJORITY VOTE STANDARD.	Against	Issuer	Against	With
8	STOCKHOLDER PROPOSAL - REVIEW GLOBAL CORPORATE STANDARDS.	Against	Issuer	Against	With
9	STOCKHOLDER PROPOSAL - STOCKHOLDER ACTION BY WRITTEN CONSENT	Against	Issuer	Against	With

DARDEN RESTAURANTS, INC

Ticker Symbol:DRI	Cusip Number:237194-105
Record Date: 9/14/2011	Meeting Date: 9/22/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director	For	Issuer	For	With
2	To approve amended employee stock purchase plan	For	Issuer	For	With
3	To approve an advisory resolution on executive compensation	For	Issuer	For	With
4	to provide an advisory vote on the frequency of future advisory votes on executive compensation	For	Issuer	For	With
5	To ratify the appointing of KPMG LLP as our registered public accounting firm	For	Issuer	For	With

EMBOTELLADORA ANDINA S.A.

Ticker Symbol:AKO.B	Cusip Number:29081P-303
Record Date: 6/20/2012	Meeting Date: 6/25/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVAL OF THE MERGER OF EMBOTELLADORAS COCA-COLA POLAR S.A. ("POLAR") AND EMBOTELLADORA ANDINA S.A., ("ANDINA") IN WHICH EMBOTELLADORA ANDINA S.A. SHALL BE THE ABSORBER, INCLUDING; APPROVAL OF ANDINA'S AUDITED BALANCE SHEET AS OF MARCH 31, 2012; APPROVAL OF POLAR'S AUDITED BALANCE SHEET AS OF MARCH 31, 2012; APPROVAL OF THE MERGER EXPERT OPINIONS; APPROVAL OF SHARE EXCHANGE RATIO FOR THE MERGER; APPROVAL OF A CAPITAL INCREASE IN ANDINA, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
2	APPROVAL OF AN INCREASE IN THE NUMBER OF DIRECTORS IN THE COMPANY FROM 7 TO 14 AND THE ELIMINATION OF ALTERNATE DIRECTORS (WHEREBY THE HOLDERS OF SERIES B SHARES SHALL NOW BE ENTITLED TO DESIGNATE TWO DIRECTORS OF THE BOARD INSTEAD OF ONE DIRECTOR AND ITS ALTERNATE. CONSEQUENTLY, HOLDERS OF THE SERIES A SHARES SHALL BE ENTITLED TO DESIGNATE TWELVE DIRECTORS.) APPROVAL OF THIS PROPOSAL IMPLIES FORMAL ADJUSTMENTS TO THE COMPANY'S BYLAWS, WHICH SHALL BE INCLUDED IN A REARRANGED VERSION OF SUCH BYLAWS TO BE ISSUED ACCORDINGLY.	For	Issuer	For	With
3	COMPLETE RENEWAL OF THE BOARD, IF APPLICABLE.	For	Issuer	For	With

FEDEX CORPORATION

Ticker Symbol:FDX	Cusip Number:31428X-106
Record Date: 8/1/2011	Meeting Date: 9/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	APPROVAL OF AMENDMENT TO CERTIFICATE OF INCORPORATION IN ORDER TO ALLOW STOCKHOLDERS TO CALL SPECIAL MEETINGS.	For	Issuer	For	With
03	RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
04	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
05	ADVISORY VOTE ON EXECUTIVE COMPENSATION: 1 YEAR	For	Issuer	For	With
06	STOCKHOLDER PROPOSAL REGARDING INDEPENDENT BOARD CHAIRMAN	Against	Stockholder	Against	With
07	STOCKHOLDER PROPOSAL REQUIRING EXECUTIVES TO RETAIN SIGNIFICANT STOCK.	Against	Stockholder	Against	With
08	STOCKHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTIONS REPORT.	Against	Stockholder	Against	With
1A-1L	ELECTION OF DIRECTORS	For	Issuer	For	With

FIRST CASH FINANCIAL SERVICES, INC.

Ticker Symbol:FCFS	Cusip Number:31942D-107
Record Date: 6/10/2012	Meeting Date: 6/12/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELection of Directors	For	Issuer	For	With
2	RATIFICATION OF THE SELECTION OF HEIN & ASSOCIATES LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE YEAR ENDING DECEMBER 31, 2012	For	Issuer	For	With
3	APPROVE, BY NON-BINDING VOTE, THE COMPENSATION OF NAMED EXECUTIVE OFFICERS AS DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With

INCOME FUND CLASS A

Ticker Symbol:CMPIX	Cusip Number:74254V-638
Record Date: 4/3/2012	Meeting Date: 4/4/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	APPROVAL OF AMENDED AND RESTATED ARTICLES OF INCORPORATION	For	Issuer	For	With
3a-3I	Approval	For	Issuer	For	With

INTUIT INC.

Ticker Symbol:INTU	Cusip Number:461202-103
Record Date: 1/13/2011	Meeting Date: 1/19/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-1h	Directors	For	Issuer	For	With
2	RATIFY THE SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JULY 31, 2012.	For	Issuer	For	With
3	APPROVE THE AMENDMENT TO THE EMPLOYEE STOCK PURCHASE PLAN.	For	Issuer	For	With
4	APPROVE A NON-BINDING ADVISORY RESOLUTION REGARDING EXECUTIVE COMPENSATION.	For	Issuer	For	With
5	TO RECOMMEND, BY NON-BINDING ADVISORY VOTE, THE FREQUENCY OF EXECUTIVE COMPENSATION VOTES.	For	Issuer	For	With

ITT CORPORATION

Ticker Symbol:ITT	Cusip Number:450911-201
Record Date: 5/7/2012	Meeting Date: 5/8/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-1j	Election of Directors	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS ITT'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012.	For	Issuer	For	With
3	TO APPROVE, IN A NON-BINDING VOTE, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
4	TO VOTE ON A SHAREHOLDER PROPOSAL REQUESTING THAT THE COMPANY CHANGE ITS STATE OF INCORPORATION FROM INDIANA TO DELAWARE	Against	Issuer	Against	With
5	A SHAREHOLDER PROPOSAL REQUESTING THAT WHENEVER POSSIBLE, THE CHAIRMAN OF THE BOARD BE AN INDEPENDENT DIRECTOR	Against	Issuer	Against	With
6	TO VOTE ON A SHAREHOLDER PROPOSAL REQUESTING THAT THE COMPANY AMEND, WHERE APPLICABLE, ITS POLICIES RELATED TO HUMAN RIGHTS.	Against	Issuer	Against	With

KRAFT FOODS INC.

Ticker Symbol:KFT	Cusip Number:50075N-104
Record Date: 5/21/2012	Meeting Date: 5/23/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-1k	Election of Directors	For	Issuer	For	With
2	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	APPROVAL OF AMENDMENT TO CHANGE COMPANY NAME	For	Issuer	For	With
4	RATIFICATION OF THE SELECTION OF INDEPENDENT AUDITORS	For	Issuer	For	With
5	SHAREHOLDER PROPOSAL: SUSTAINABLE FORESTRY REPORT	Against	Issuer	Against	With
6	SHAREHOLDER PROPOSAL:REPORT ON EXTENDED PRODUCER RESPONSIBILITY	Against	Issuer	Against	With
7	SHAREHOLDER PROPOSAL: REPORT ON LOBBYING	Against	Issuer	Against	With

LIFE TECHNOLOGIES CORPORATION

Ticker Symbol:LIFE	Cusip Number:53217V-109
Record Date: 4/25/2012	Meeting Date: 4/26/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1	ELECTION OF DIRECTOR: DONALD W. GRIMM	For	Issuer	For	With
1.2	ELECTION OF DIRECTOR: ORA H. PESCOVITZ, M.D.	For	Issuer	For	With
1.3	ELECTION OF DIRECTOR: PER A. PETERSON, PH.D.	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.	For	Issuer	For	With
3	APPROVAL OF A NON-BINDING ADVISORY RESOLUTION REGARDING THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS FOR THE FISCAL YEAR ENDED DECEMBER 31, 2011 (NAMED EXECUTIVE OFFICERS).	For	Issuer	For	With

MICROSOFT CORPORATION

Ticker Symbol:MSFT	Cusip Number:594918-104
Record Date: 11/14/2011	Meeting Date: 11/15/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION.	For	Issuer	For	With
11	ADVISORY VOTE ON FREQUENCY OF ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION.	For	Issuer	For	With
12	RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITOR.	For	Issuer	For	With
13	SHAREHOLDER PROPOSAL 1. ESTABLISHMENT OF A BOARD COMMITTEE ON ENVIRONMENTAL SUSTAINABILITY.	Against	Issuer	Against	With
1-9	Election of Directors	For	Issuer	For	With

MYLAN INC.

Ticker Symbol:MYL	Cusip Number:628530-107
Record Date: 4/25/2012	Meeting Date: 5/4/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	RATIFY APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	APPROVE AN AMENDED AND RESTATED 2003 LONG-TERM INCENTIVE PLAN	For	Issuer	For	With
4	ADVISORY VOTE ON EXECUTIVE COMPENSATION	For	Issuer	For	With
5	SHAREHOLDER PROPOSAL - DISCLOSURE OF POLITICAL CONTRIBUTIONS	Against	Issuer	Against	With
6	SHAREHOLDER PROPOSAL - SEPARATION OF CHAIRMAN AND CEO POSITIONS	Against	Issuer	Against	With

NIKE, INC.

Ticker Symbol:NKE	Cusip Number:654106103
Record Date: 5/23/2012	Meeting Date: 9/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	To Hold an Advisory Vote on Executive Compensation	For	Issuer	For	With
3	Advisory Vote for Frequency of future Advisory Votes	For	Issuer	For	With
4	Ratify Appointment of Pricewatercoopers LLP as Independent Registered Public Accounting Firm	For	Issuer	For	With

PALL CORPORATION

Ticker Symbol:PLL	Cusip Number:696429-307
Record Date: 12/13/2011	Meeting Date: 12/14/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-1k	Director	For	Issuer	For	With
2	PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2012.	For	Issuer	For	With
3	PROPOSAL TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
4	PROPOSAL TO APPROVE, ON AN ADVISORY BASIS, THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
5	PROPOSAL TO APPROVE THE PALL CORPORATION 2012 EXECUTIVE INCENTIVE BONUS PLAN.	For	Issuer	For	With
6	PROPOSAL TO APPROVE THE PALL CORPORATION 2012 STOCK COMPENSATION PLAN.	For	Issuer	For	With

SIEMENS AG

Ticker Symbol:SMAWF	Cusip Number:826197-501
Record Date: 1/13/2012	Meeting Date: 1/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	APPROPRIATION OF NET INCOME	For	Issuer	For	With
3	RATIFICATION OF THE ACTS OF THE MANAGING BOARD	For	Issuer	For	With
4	RATIFICATION OF THE ACTS OF THE SUPERVISORY BOARD	For	Issuer	For	With
5	APPOINTMENT OF INDEPENDENT AUDITORS	For	Issuer	For	With
6	AMENDMENT TO THE ARTICLES OF ASSOCIATION OF SIEMENS AG	Against	Issuer	Against	With

TEVA PHARMACEUTICAL INDUSTRIES LIMITED

Ticker Symbol:TEVA	Cusip Number:881624-209
Record Date: 9/14/2011	Meeting Date: 9/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVE RESOLUTION OF THE BOARD TO DECLARE & DISTRIBUTE CASH DIVIDEND FOR YEAR DECEMBER 31, 2010, PAID IN FOUR INSTALLMENTS IN AN AGGREGATE AMOUNT OF NIS 2.90 PER ORDINARY SHARE (OR ADS).	For	Issuer	For	With
2a	TO APPOINT MR. CHAIM HURVITZ TO THE BOARD OF DIRECTORS.	For	Issuer	For	With
2b	TO APPOINT MR. ORY SLONIM TO THE BOARD OF DIRECTORS.	For	Issuer	For	With
2c	TO APPOINT MR. DAN SUESSKIND TO THE BOARD OF DIRECTORS.	For	Issuer	For	With
3a	APPOINT MR. JOSEPH (YOSSI) NITZANI AS A STATUTORY INDEPENDENT DIRECTOR, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
3b	APPOINT PROF. DAFNA SCHWARTZ AS A STATUTORY INDEPENDENT DIRECTOR, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
4	APPOINT KESSELMAN & KESSELMAN, MEMBER OF PRICEWATERHOUSECOOPERS INTERNATIONAL LTD., AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
5	TO APPROVE THE PURCHASE OF DIRECTORS' & OFFICERS' LIABILITY INSURANCE, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
6a	TO APPROVE AN INCREASE IN THE REMUNERATION FOR PROF. MOSHE MANY IN HIS CAPACITY AS VICE CHAIRMAN OF THE BOARD OF DIRECTORS, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
6b	APPROVE REIMBURSEMENT OF EXPENSES TO DR. PHILLIP FROST, CHAIRMAN	For	Issuer	For	With

THE MOSAIC COMPANY

Ticker Symbol:MOS	Cusip Number:61945C-103
Record Date: 8/17/2011	Meeting Date: 10/6/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	CONVERSION OF EACH ISSUED AND OUTSTANDING SHARE OF EACH SERIES OF OUR CLASS B COMMON STOCK ON A ONEFOR- ONE BASIS INTO SHARES OF THE CORRESPONDING SERIES OF OUR CLASS A COMMON STOCK.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM TO AUDIT OUR FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDING MAY 31, 2012 AND THE EFFECTIVENESS OF INTERNAL CONTROL OVER FINANCIAL REPORTING AS OF MAY 31, 2012.	For	Issuer	For	With
4	A NON-BINDING ADVISORY VOTE ON EXECUTIVE COMPENSATION ("SAY-ONPAY").	For	Issuer	For	With
5	A NON-BINDING ADVISORY VOTE ON THE FREQUENCY OF SAY-ON-PAY VOTES.	For	Issuer	For	With

WASTE MANAGEMENT, INC.

Ticker Symbol:WM	Cusip Number:94106L-109
Record Date: 5/9/2012	Meeting Date: 5/10/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-1i	Election of Directors	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF ERNST & YOUNG, LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012.	For	Issuer	For	With
3	TO APPROVE OUR EXECUTIVE COMPENSATION.	For	Issuer	For	With
4	TO AMEND OUR EMPLOYEE STOCK PURCHASE PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE.	For	Issuer	For	With
5	STOCKHOLDER PROPOSAL RELATING TO A STOCK RETENTION POLICY REQUIRING SENIOR EXECUTIVES TO RETAIN A SIGNIFICANT PERCENTAGE OF STOCK ACQUIRED THROUGH EQUITY PAY PROGRAMS UNTIL ONE YEAR FOLLOWING TERMINATION OF EMPLOYMENT, IF PROPERLY PRESENTED AT THE MEETING.	Against	Issuer	Against	With
6	STOCKHOLDER PROPOSAL TO AMEND OUR BY-LAWS AND OTHER GOVERNING DOCUMENTS TO GIVE STOCKHOLDERS OF THE LOWEST PERCENTAGE OF OUR OUTSTANDING COMMON STOCK PERMITTED BY STATE LAW THE POWER TO CALL SPECIAL STOCKHOLDER MEETINGS, IF PROPERLY PRESENTED AT THE MEETING	Against	Issuer	Against	With

WORLD FUEL SERVICES CORPORATION

Ticker Symbol:INT	Cusip Number:981475-106
Record Date: 6/6/2012	Meeting Date: 6/8/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	APPROVAL OF THE NON-BINDING, ADVISORY RESOLUTION REGARDING EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM FOR THE 2012 FISCAL YEAR	For	Issuer	For	With

XEROX CORPORATION

Ticker Symbol:XRX	Cusip Number:984121-103
Record Date: 5/23/2012	Meeting Date: 5/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a-1j	Election of Directors	For	Issuer	For	With
2	RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012.	For	Issuer	For	With
3	APPROVAL, ON AN ADVISORY BASIS, OF THE 2011 COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
4	APPROVAL OF THE 2012 AMENDMENT AND RESTATEMENT OF THE COMPANY'S 2004 PERFORMANCE INCENTIVE PLAN.	For	Issuer	For	With

XYLEM INC.

Ticker Symbol:XYL	Cusip Number:98419M-100
Record Date: 5/9/2012	Meeting Date: 5/10/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-1C	Election of Directors	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2012.	For	Issuer	For	With
3	TO APPROVE, IN A NON-BINDING VOTE, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
4	TO DETERMINE, IN A NON-BINDING VOTE, WHETHER A SHAREOWNER VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS SHOULD OCCUR EVERY ONE, TWO OR THREE YEARS.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pinnacle Capital Management Funds Trust

By /s/Joseph Masella

* /s/Joseph Masella

President

Date: July 25, 2012

*Print the name and title of each signing officer under his or her signature.